NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Multi-Manager International Growth Fund
NVIT Multi-Manager International Value Fund
NVIT Multi-Manager Large Cap Growth Fund
NVIT Multi-Manager Large Cap Value Fund
NVIT Multi-Manager Mid Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund

Supplement dated January 24, 2012
to the Prospectus dated May 1, 2011

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

I. NVIT Multi-Manager Large Cap Growth Fund

1. Effective immediately, Michael Harris, CFA, Portfolio Manager at Wells Capital Management, Inc., shall no longer serve as a portfolio manager to the NVIT Multi-Manager Large Cap Growth Fund.  References to Mr. Harris found on pages 12 and 56 of the Prospectus are accordingly deleted.

II. NVIT Multi-Manager Mid Cap Growth Fund

1. Effective immediately, Chris Warner, CFA, Portfolio Manager at Wells Capital Management, Inc., is added as a portfolio manager to the NVIT Multi-Manager Mid Cap Growth Fund.

2. The information beneath “Portfolio Management – Portfolio Manager” found on page 18 of the Prospectus is amended to add the following:

Portfolio Manager	Title	Length of Service
Chris Warner, CFA	Portfolio Manager, Wells Capital Management, Inc.	Since 2007

3. The section beneath “Portfolio Management – NVIT Multi-Manager Mid Cap Growth Fund – Wells Capital” found on page 58 of the Prospectus is deleted and replaced with the following:

Thomas J. Pence, CFA, Michael T. Smith, CFA and Chris Warner, CFA act as co-portfolio managers for the WellsCap portion of the Fund.

Mr. Pence joined WellsCap in 2005 as a portfolio manager.  Prior to joining WellsCap, he was a portfolio manager at Strong Capital Management, Inc. since October 2000.  Education: B.S., Business, Indiana University; M.B.A., Finance, University of Notre Dame.

Mr. Smith joined WellsCap in 2005, has served as a portfolio manager at WellsCap since 2006, and also serves as a research analyst with primary responsibilities covering the health care sector.  Prior to joining WellsCap, Mr. Smith was a research analyst at Strong Capital Management, Inc since 2000.  Education: B.S., Economics, DePauw University.

Mr. Warner joined WellsCap in 2007, has served as a portfolio manager at Wells Cap since 2011, and has also served as a senior research analyst with primary responsibilities covering the information technology sector.  Prior to joining WellsCap, Mr. Warner was an equity research associate at Citigroup.  Education: B.S., Business Administration, University of Illinois; M.B.A., Finance and Corporate Strategy, University of Michigan.

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